Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Amounts due to related party	$ 907,347	$ 650,806	$ 319,542
YSK 1860 Co., Limited [Member]
Related Party Transactions (Details) [Line Items]
Provisional agreement for purchase and sale description	From time to time, during 2021 and 2020, the Company receive advances from Chan Tin Chi Family Company Limited (formerly known as YSK 1860 Co., Limited), who is the major shareholder of the Company for working capital purposes. These advances are non-interest bearing and are payable on demand. During the period ended June 30, 2021, the Company repaid to Chan Tin Chi Family Company Limited for working capital totaled $106,657. During the period ended June 30, 2020, the Company repaid to Chan Tin Chi Family Company Limited for working capital totaled $110,113. As of June 30, 2021 and December 31, 2020, amounts due to Chan Tin Chi Family Company Limited amounted to $1,710,912 and $1,817,569, respectively.	From time to time, during 2020 and 2019, the Company receive advances from Chan Tin Chi Family Company Limited (formerly known as YSK 1860 Co., Limited), who is the major shareholder of the Company for working capital purposes. These advances are non-interest bearing and are payable on demand. During the years ended December 31, 2020, the Company repaid to Chan Tin Chi Family Company Limited for working capital totaled $228,393. During the years ended December 31, 2019, the Company received advances from Chan Tin Chi Family Company Limited for working capital totaled $788,457. As of December 31, 2020 and 2019, amounts due to Chan Tin Chi Family Company Limited amounted to $1,817,569 and $2,045,962, respectively.